Inventories, net (Tables)	6 Months Ended
Mar. 31, 2022
Inventories, net
Schedule of inventories

	As of	As of
	March 31,	September 30,
	2022	2021
	(unaudited)
Raw materials	$903,887	$1,070,837
Packaging materials	58,719	56,723
Finished goods	4,352,846	243,980
Inventory	5,315,452	1,371,540
Less: allowance for inventory reserve	—	—
Inventory, net	$5,315,452	$1,371,540